UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (97.57%)
CONSUMER DISCRETIONARY – (13.31%)
Automobiles & Components – (0.20%)
Harley-Davidson, Inc.	184,940	$10,763,508
Consumer Durables & Apparel – (0.39%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	110,500	9,068,477
Hunter Douglas N.V. (Netherlands)	295,596	12,507,314
		21,575,791
Consumer Services – (1.89%)
Las Vegas Sands Corp.	1,672,500	104,046,225
Media – (3.62%)
Liberty Global PLC, Series C *	3,375,600	138,450,234
Walt Disney Co.	682,810	60,790,574
		199,240,808
Retailing – (7.21%)
Amazon.com, Inc. *	502,900	162,155,076
CarMax, Inc. *	1,585,560	73,649,262
Liberty Interactive Corp., Series A *	1,732,250	49,403,770
Liberty TripAdvisor Holdings Inc., Class A *	233,000	7,898,700
Liberty Ventures, Series A *	233,000	8,844,680
Netflix Inc. *	64,400	29,055,992
Priceline Group Inc. *	56,665	65,650,936
		396,658,416
	TOTAL CONSUMER DISCRETIONARY	732,284,748
CONSUMER STAPLES – (7.16%)
Food & Staples Retailing – (3.94%)
Costco Wholesale Corp.	1,127,784	141,333,891
CVS Health Corp.	165,795	13,195,624
Sysco Corp.	1,633,500	61,991,325
		216,520,840
Food, Beverage & Tobacco – (3.22%)
Diageo PLC (United Kingdom)	3,290,416	95,216,514
Heineken Holding N.V. (Netherlands)	966,404	63,923,714
Nestle S.A. (Switzerland)	68,600	5,047,816
Philip Morris International Inc.	155,084	12,934,005
		177,122,049
	TOTAL CONSUMER STAPLES	393,642,889
ENERGY – (6.24%)
Canadian Natural Resources Ltd. (Canada)	2,787,090	108,250,576
Encana Corp. (Canada)	2,583,400	54,793,914
EOG Resources, Inc.	1,113,210	110,230,054
Ultra Petroleum Corp. *	3,013,200	70,087,032
	TOTAL ENERGY	343,361,576

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (34.98%)
Banks – (8.99%)
Citizens Financial Group Inc. *	1,021,220	$23,916,972
JPMorgan Chase & Co.	1,741,770	104,924,225
Wells Fargo & Co.	7,048,179	365,589,045
		494,430,242
Diversified Financials – (22.24%)
Capital Markets – (9.97%)
Bank of New York Mellon Corp.	8,342,920	323,121,292
Brookfield Asset Management Inc., Class A (Canada)	1,327,150	59,668,664
Charles Schwab Corp.	2,404,000	70,653,560
Julius Baer Group Ltd. (Switzerland)	2,120,578	95,178,346
		548,621,862
Consumer Finance – (6.43%)
American Express Co.	4,037,570	353,448,878
Diversified Financial Services – (5.84%)
Berkshire Hathaway Inc., Class A *	1,079	223,245,100
Moody's Corp.	380,000	35,910,000
Visa Inc., Class A	289,500	61,770,615
		320,925,715
		1,222,996,455
Insurance – (3.17%)
Multi-line Insurance – (1.98%)
Fairfax Financial Holdings Ltd. (Canada)	64,010	28,561,838
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	31,520	14,122,435
Loews Corp.	1,584,690	66,018,185
		108,702,458
Property & Casualty Insurance – (1.19%)
ACE Ltd.	494,400	51,847,728
Markel Corp. *	21,700	13,804,455
		65,652,183
		174,354,641
Real Estate – (0.58%)
Hang Lung Group Ltd. (Hong Kong)	6,515,500	32,095,646
	TOTAL FINANCIALS	1,923,876,984
HEALTH CARE – (9.35%)
Health Care Equipment & Services – (7.59%)
Express Scripts Holding Co. *	1,538,000	108,628,940
Laboratory Corp. of America Holdings *	869,700	88,491,975
Quest Diagnostics Inc.	869,000	52,730,920
UnitedHealth Group Inc.	1,944,510	167,713,988
		417,565,823
Pharmaceuticals, Biotechnology & Life Sciences – (1.76%)
Agilent Technologies, Inc.	529,540	30,173,189
Valeant Pharmaceuticals International, Inc. (Canada)*	509,300	66,820,160
		96,993,349
	TOTAL HEALTH CARE	514,559,172

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (Continued)
INDUSTRIALS – (4.79%)
Capital Goods – (3.21%)
OCI N.V. (Netherlands)*	1,926,430	$59,503,376
PACCAR Inc.	1,074,500	61,112,187
Schneider Electric SE (France)	334,000	25,649,018
Textron Inc.	832,810	29,972,832
		176,237,413
Commercial & Professional Services – (0.21%)
Experian PLC (United Kingdom)	733,264	11,691,170
Transportation – (1.37%)
Kuehne & Nagel International AG (Switzerland)	543,469	68,652,311
Wesco Aircraft Holdings, Inc. *	383,940	6,680,556
		75,332,867
	TOTAL INDUSTRIALS	263,261,450
INFORMATION TECHNOLOGY – (15.59%)
Semiconductors & Semiconductor Equipment – (2.33%)
Texas Instruments Inc.	2,685,790	128,085,325
Software & Services – (13.26%)
Activision Blizzard, Inc.	2,463,000	51,205,770
ASAC II L.P., Private Placement *(b)	69,800,000	97,482,680
Google Inc., Class A *	313,640	184,548,913
Google Inc., Class C *	313,640	181,083,190
International Business Machines Corp.	362,430	68,800,087
Microsoft Corp.	1,297,900	60,170,644
Oracle Corp.	1,095,440	41,933,443
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	354,260	23,901,922
SouFun Holdings Ltd., Class A, ADR (China)	2,055,000	20,447,250
		729,573,899
	TOTAL INFORMATION TECHNOLOGY	857,659,224
MATERIALS – (6.15%)
Ecolab Inc.	696,100	79,933,163
Lafarge S.A. (France)	1,468,440	105,755,783
Monsanto Co.	354,410	39,874,669
Praxair, Inc.	873,200	112,642,800
	TOTAL MATERIALS	338,206,415
TOTAL COMMON STOCK – (Identified cost $3,079,909,404)		5,366,852,458
SHORT-TERM INVESTMENTS – (1.64%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $34,273,010 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $34,958,460)	$34,273,000	34,273,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $37,381,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.00%, 09/20/29-09/20/44, total market value $38,128,620)	37,381,000	37,381,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2014 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $18,690,047 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.98%-7.00%, 03/01/16-09/01/44, total market value $19,063,800)	$18,690,000	$18,690,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $90,344,000)	90,344,000
	Total Investments – (99.21%) – (Identified cost $3,170,253,404) – (c)	5,457,196,458
	Other Assets Less Liabilities – (0.79%)	43,322,733
	Net Assets – (100.00%)	$5,500,519,191

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $14,122,435 or 0.26% of the Fund's net assets as of September 30, 2014.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $97,482,680 or 1.77% of the Fund's net assets as of September 30, 2014.

(c)	Aggregate cost for federal income tax purposes is $3,169,998,450. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,366,652,895
	Unrealized depreciation	(79,454,887)
	Net unrealized appreciation	$2,287,198,008

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (90.14%)
CONSUMER DISCRETIONARY – (15.67%)
Consumer Durables & Apparel – (5.69%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	45,970	$3,772,651
Hunter Douglas N.V. (Netherlands)	31,552	1,335,034
		5,107,685
Media – (3.36%)
Grupo Televisa S.A.B., ADR (Mexico)	88,860	3,010,577
Retailing – (6.62%)
Ctrip.com International, Ltd., ADR (China)*	22,250	1,262,910
JD.com Inc., Class A, ADR (China)*	79,900	2,063,018
Jumei International Holding Ltd., Class A, ADR (China)*	6,700	157,316
Vipshop Holdings Ltd., ADS (China)*	12,960	2,449,569
		5,932,813
	TOTAL CONSUMER DISCRETIONARY	14,051,075
CONSUMER STAPLES – (15.77%)
Food & Staples Retailing – (0.66%)
Brasil Pharma S.A. (Brazil)*	386,080	594,637
Food, Beverage & Tobacco – (15.11%)
Diageo PLC (United Kingdom)	106,787	3,090,152
Heineken Holding N.V. (Netherlands)	63,855	4,223,750
Lindt & Spruengli AG - Participation Certificate (Switzerland)	825	4,122,840
Nestle S.A. (Switzerland)	23,370	1,719,642
United Spirits Ltd. (India)	10,020	390,189
		13,546,573
	TOTAL CONSUMER STAPLES	14,141,210
ENERGY – (6.21%)
Canadian Natural Resources Ltd. (Canada)	63,800	2,477,992
Encana Corp. (Canada)	145,530	3,086,691
	TOTAL ENERGY	5,564,683
FINANCIALS – (4.68%)
Diversified Financials – (4.68%)
Capital Markets – (0.83%)
CETIP S.A. - Mercados Organizados (Brazil)	59,690	738,886
Diversified Financial Services – (3.85%)
BM&FBOVESPA S.A. (Brazil)	310,500	1,419,465
Groupe Bruxelles Lambert S.A. (Belgium)	14,910	1,366,456
Pargesa Holding S.A., Bearer Shares (Switzerland)	8,380	667,538
		3,453,459
		4,192,345
	TOTAL FINANCIALS	4,192,345
HEALTH CARE – (10.39%)
Health Care Equipment & Services – (7.00%)
Diagnosticos da America S.A. (Brazil)	224,350	1,103,533
Essilor International S.A. (France)	25,160	2,762,810
Sinopharm Group Co. - H (China)	658,390	2,403,827
		6,270,170

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (3.39%)
Roche Holding AG - Genusschein (Switzerland)	5,975	$1,771,785
Valeant Pharmaceuticals International, Inc. (Canada)*	9,680	1,270,016
		3,041,801
	TOTAL HEALTH CARE	9,311,971
INDUSTRIALS – (18.54%)
Capital Goods – (7.79%)
Assa Abloy AB, Class B (Sweden)	43,430	2,242,519
Brenntag AG (Germany)	14,830	728,824
Schneider Electric SE (France)	52,250	4,012,459
		6,983,802
Commercial & Professional Services – (3.34%)
Experian PLC (United Kingdom)	187,956	2,996,773
Transportation – (7.41%)
China Auto Rental Inc. (China)* (a)	2,063,800	2,973,099
Kuehne & Nagel International AG (Switzerland)	29,050	3,669,666
		6,642,765
	TOTAL INDUSTRIALS	16,623,340
INFORMATION TECHNOLOGY – (15.46%)
Software & Services – (15.46%)
58.com Inc., Class A, ADR (China)*	3,740	139,315
Alibaba Group Holding Ltd., ADR (China)*	29,000	2,576,650
NetEase, Inc., ADR (China)	34,730	2,974,972
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	27,020	1,823,039
SouFun Holdings Ltd., Class A, ADR (China)	289,390	2,879,430
Youku Tudou Inc., Class A, ADR (China)*	98,540	1,765,837
YY Inc., Class A, ADR (China)*	22,650	1,696,259
		13,855,502
	TOTAL INFORMATION TECHNOLOGY	13,855,502
MATERIALS – (3.42%)
Lafarge S.A. (France)	42,580	3,066,575
	TOTAL MATERIALS	3,066,575
TOTAL COMMON STOCK – (Identified cost $71,715,086)		80,806,701
SHORT-TERM INVESTMENTS – (10.05%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $3,416,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $3,484,320)	$3,416,000	3,416,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $3,726,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.20%-6.50%, 01/20/37-08/15/44, total market value $3,800,520)	3,726,000	3,726,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2014 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $1,863,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.88%-4.50%, 08/01/24-09/01/44, total market value $1,900,260)	$1,863,000	$1,863,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,005,000)	9,005,000
	Total Investments – (100.19%) – (Identified cost $80,720,086) – (b)	89,811,701
	Liabilities Less Other Assets – (0.19%)	(169,276)
	Net Assets – (100.00%)	$89,642,425

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $2,973,099 or 3.32% of the Fund's net assets as of September 30, 2014.

(b)	Aggregate cost for federal income tax purposes is $81,512,532. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$12,607,491
	Unrealized depreciation	(4,308,322)
	Net unrealized appreciation	$8,299,169

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2014 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value. The Funds can also price securities at a discount of a last traded price.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2014 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2014 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$732,284,748	$14,051,075
Consumer Staples	393,642,889	14,141,210
Energy	343,361,576	5,564,683
Financials	1,923,876,984	4,192,345
Health Care	514,559,172	9,311,971
Industrials	263,261,450	13,650,241
Information Technology	760,176,544	13,855,502
Materials	338,206,415	3,066,575
Total Level 1	5,269,369,778	77,833,602

Level 2 – Other Significant Observable Inputs:
Equity securities:
Industrials	–	2,973,099
Short-term securities	90,344,000	9,005,000
Total Level 2	90,344,000	11,978,099

Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	97,482,680	–
Total Level 3	97,482,680	–
Total Investments	$5,457,196,458	89,811,701

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2014.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2014:

Selected American Shares
Investment Securities:
Beginning balance	$103,450,580
Decrease in unrealized appreciation	(5,967,900)
Ending balance	$97,482,680

Decrease in unrealized appreciation during the period on Level 3 securities still held at September 30, 2014.	$(5,967,900)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2014 (Unaudited)

Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table for Selected American Shares

	Fair Value at	Valuation	Unobservable
Investments at Value	September 30, 2014	Technique	Input	Amount
Equity securities	$97,482,680	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	12.15%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 17, 2014

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 17, 2014